BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Disclosure of financial liabilities

	Amortized Cost
06/30/2023	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	2,393	2,393	2,393
Other borrowings	2,393	2,393	2,393
Of which:
with related parties (Note 11)	2,393	2,393	2,393

	Amortized Cost
12/31/2022	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	4,243	4,243	4,243
Other borrowings	4,243	4,243	4,243
Of which:
with related parties (Note 11)	4,243	4,243	4,243

Disclosure Other borrowings associated with financing activities

	Balance at 12/31/2022	Drawdown of related party debt	Related party non-cash payable	Foreign exchange movement	Changes in fair value	Balance at 06/30/2023
Loans	-	-	-	-	-	-
Other borrowings	4,243	-	(1,850)	-	-	2,393
Total	4,243	-	(1,850)	-	-	2,393

12/31/2022

	Balance at 12/31/2021	Drawdown of related party debt	Related party non-cash payable	Foreign exchange movement	Changes in fair value	Balance at 12/31/2022
Loans	-	-	-	-	-	-
Other borrowings	2,984	-	1,259	-	-	4,243
Total	2,984	-	1,259	-	-	4,243